UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number: 811-06330
Morgan Stanley Limited Duration U.S. Government Trust
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York	10036
(Address of principal executive offices)	(Zip code)
Sara Furber
522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)
Registrant’s telephone number, including area code: 212-296-6963
Date of fiscal year end: May 31, 2011
Date of reporting period: August 31, 2010

Item 1. Schedule of Investments.
The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley Limited Duration U.S. Government Trust
Portfolio of Investments ▪ August 31, 2010 (unaudited)

PRINCIPAL
AMOUNT IN		COUPON	MATURITY
THOUSANDS		RATE	DATE	VALUE

	U.S. Government Agencies & Obligations (82.0%)
	Commercial Banks — Southern U.S. — FDIC Guaranteed (3.8%)
$10,400	Regions Bank	3.25%	12/09/11	$10,768,794

	Commercial Banks — FDIC Guaranteed (2.9%)
8,000	PNC Funding Corp.	2.30	06/22/12	8,246,272

	Diversified Financial Services — FDIC Guaranteed (22.8%)
14,820	Ally Financial, Inc.	2.20	12/19/12	15,299,827
3,000	Bank of America Corp.	2.375	06/22/12	3,096,381
	Citigroup Funding, Inc. (a)
4,000		2.125	07/12/12	4,113,256
4,100		2.25	12/10/12	4,239,835
	General Electric Capital Corp.
1,400		2.125	12/21/12	1,444,344
5,300		2.20	06/08/12	5,451,967
	General Electric Capital Corp. (Series G)
1,550		2.00	09/28/12	1,592,950
6,470		2.625	12/28/12	6,743,112
8,130	Goldman Sachs Group, Inc. (The)	3.25	06/15/12	8,504,525
14,500	JPMorgan Chase & Co.	2.125	12/26/12	14,982,081

				65,468,278

	Finance — Consumer Loans — FDIC Guaranteed (4.1%)
11,300	John Deere Capital Corp.	2.875	06/19/12	11,758,238

	Savings & Loan/Thrifts — Southern U.S. — U.S. Government Guaranteed (4.3%)
	U.S. Central Federal Credit Union
3,450		1.25	10/19/11	3,480,429
8,700		1.90	10/19/12	8,925,095

				12,405,524

	Super-Regional Banks — U.S. — FDIC Guaranteed (5.2%)
6,600	Citibank NA (a)	1.75	12/28/12	6,759,964
7,950	Wells Fargo & Co.	2.125	06/15/12	8,173,697

				14,933,661

	U.S. Government Agencies (25.5%)
2,900	FDIC Structured Sale Guaranteed Notes Ser. A-1 (144A) — FDIC Guaranteed (b)	0.00	10/25/11	2,878,259
4,900	Federal Home Loan Bank	1.875	06/20/12	5,013,410
	Federal Home Loan Mortgage Corp.
2,600		4.125	12/21/12	2,799,480
12,000		4.50	01/15/14	13,375,308
	Federal National Mortgage Assoc.
2,880		0.625	09/24/12	2,877,716
32,350		1.25	08/20/13	32,682,979
3,000		1.75	08/10/12	3,064,911
10,000		2.50	05/15/14	10,482,900

				73,174,963

	U.S. Government Obligations (13.4%)
	U.S. Treasury Notes
6,000		1.875	06/30/15	6,165,936
6,100		2.125	05/31/15	6,343,554
8,110		2.25	01/31/15	8,483,190
5,960		2.75	02/15/19	6,195,140
4,700		3.125	04/30/17	5,075,267
2,381		3.625	02/15/20	2,620,774
3,000		4.25	08/15/15	3,421,173

				38,305,034

	Total U.S. Government Agencies & Obligations (Cost $230,178,806)			235,060,764

	U.S. Government Agencies — Mortgage-Backed Securities (15.2%)
	Federal Home Loan Mortgage Corp. (ARM) (0.6%)
1,330		2.646	08/01/35	1,395,069

Morgan Stanley Limited Duration U.S. Government Trust
Portfolio of Investments ▪ August 31, 2010 (unaudited) continued

PRINCIPAL
AMOUNT IN		COUPON		MATURITY
THOUSANDS		RATE		DATE		VALUE

$400		6.042%		02/01/37		$424,495

						1,819,564

	Federal Home Loan Mortgage Corp. (PC) Gold (2.1%)
5,347		4.50		12/01/24		5,661,945
124		7.50		05/01/35		141,265
60		8.00		08/01/32		69,610
62		8.50		08/01/31		73,138

						5,945,958

	Federal National Mortgage Assoc. (11.2%)
5,675		4.00		(c	)	5,962,297
3,400		4.00		06/01/24		3,581,340
9,478		4.50		06/01/24 – 07/01/24		10,046,371
7,291		5.00		12/01/23 – 04/01/39		7,757,993
3,750		5.50		(c	)	4,034,182
163		7.50		08/01/37		185,768
287		8.00		04/01/33		331,927
122		8.50		10/01/32		141,758

						32,041,636

	Federal National Mortgage Assoc. (ARM) (0.7%)
736		2.606		07/01/35		741,042
1,286		2.611		05/01/35		1,295,362

						2,036,404

	Government National Mortgage Assoc. (0.6%)
861		7.50		11/15/32		989,597
629		8.50		07/15/30		742,050

						1,731,647

	Total U.S. Government Agencies — Mortgage-Backed Securities (Cost $42,714,247)					43,575,209

	Collateralized Mortgage Obligation (0.6%)
	Private Issues (0.6%)
1,704	FDIC Structured Sale Guaranteed Notes 2010-S1 1A (144A) (b) (Cost $1,704,366)	0.809	(d)	02/25/48		1,710,699
	Short-Term Investments (5.7%)
	U.S. Government Obligations (e)(f) (4.3%)
12,236	U.S. Treasury Bills (Cost $12,233,206)	0.13 – 0.20		10/21/10 – 10/28/10		12,233,206

NUMBER OF
SHARES (000)
	Investment Company (g) (1.4%)
4,054	Morgan Stanley Institutional Liquidity Funds — Government Portfolio — Institutional Class (Cost $4,054,346)		4,054,346

	Total Short-Term Investments (Cost $16,287,552)		16,287,552

	Total Investments (Cost $290,884,971) (h)(i)	103.5%	296,634,224
	Liabilities in Excess of Other Assets	(3.5)	(10,163,676)

	Net Assets	100.0%	$286,470,548

ARM	Adjustable Rate Mortgage. Interest rate in effect as of August 31, 2010.

FDIC	Federal Deposit Insurance Corporation.

PC	Participation Certificate.

(a)	For the three months ended August 31, 2010, there were no transactions in Citigroup Inc., U.S. Government Agencies & Obligations, affiliates of the Investment Adviser, Administrator and Distributor.

(b)	Resale is restricted to qualified institutional investors.

(c)	Security was purchased on a forward commitment basis with an approximate principal amount and no definite maturity date; the actual principal amount and maturity date will be determined upon settlement.

(d)	Floating rate security. Rate shown is the rate in effect at August 31, 2010.

(e)	Purchased on a discount basis. The interest rates shown have been adjusted to reflect a money market equivalent yield.

Morgan Stanley Limited Duration U.S. Government Trust
Portfolio of Investments ▪ August 31, 2010 (unaudited) continued

(f)	A portion of this security has been physically segregated in connection with open futures and swap contracts.

(g)	The Fund invests in the Morgan Stanley Institutional Liquidity Funds — Government Portfolio — Institutional Class, (the “Liquidity Fund”), an open-end management investment company managed by the Investment Adviser. Investment advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative service fees paid by the Liquidity Fund with respect to assets invested by the Fund in the Liquidity Fund.

(h)	Securities have been designated as collateral in connection with securities on a forward commitment basis, open futures and swap contracts.

(i)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.

Morgan Stanley Limited Duration U.S. Government Trust
Portfolio of Investments ▪ August 31, 2010 (unaudited) continued
Futures Contracts Open at August 31, 2010:

		DESCRIPTION,	UNDERLYING
NUMBER OF	LONG/	DELIVERY MONTH	FACE AMOUNT	UNREALIZED
CONTRACTS	SHORT	AND YEAR	AT VALUE	DEPRECIATION

33	Short	U.S. Treasury Bonds 30 Year, December 2010	$(4,456,031)	$(27,444)
40	Short	U.S. Treasury Notes 10 Year, December 2010	(5,025,000)	(12,813)
123	Short	U.S. Treasury Notes 5 Year, December 2010	(14,799,398)	(44,492)
543	Short	U.S. Treasury Notes 2 Year, September 2010	(119,154,563)	(800,197)

		Total Unrealized Depreciation		$(884,946)

Morgan Stanley Limited Duration U.S. Government Trust
Portfolio of Investments ▪ August 31, 2010 (unaudited) continued
Interest Rate Swap Contract Open at August 31, 2010:

	NOTIONAL
	AMOUNT	FLOATING RATE	PAY/RECEIVE		TERMINATION	UNREALIZED
SWAP COUNTERPARTY	(000)	INDEX	FLOATING RATE	FIXED RATE	DATE	DEPRECIATION

Bank of America Group	$16,348	3 Month LIBOR	Receive	2.625%	03/11/15	$(866,771)

LIBOR – London Interbank Offered Rate

Morgan Stanley Limited Duration U.S. Government Trust
Notes to the Portfolio of Investments ▪ August 31, 2010 (unaudited)
Fair Valuation Measurements
Financial Accounting Standards Board Accounting Standards Codification (ASC) 820, Fair Value Measurements and Disclosures (ASC 820) (formerly known as FAS 157), defines fair value as the price that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.
• Level 1 — unadjusted quoted prices in active markets for identical investments
• Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 — significant unobservable inputs including the Fund’s own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.
The following is a summary of the inputs used as of August 31, 2010 in valuing the Fund’s investments carried at fair value:

	FAIR VALUE MEASUREMENTS AT AUGUST 31, 2010 USING
		UNADJUSTED
		QUOTED PRICES IN
		ACTIVE MARKET	OTHER
		FOR	SIGNIFICANT	SIGNIFICANT
		IDENTICAL	OBSERVABLE	UNOBSERVABLE
		INVESTMENTS	INPUTS	INPUTS
INVESTMENT TYPE	TOTAL	(LEVEL 1)	(LEVEL 2)	(LEVEL 3)
Assets:
U.S. Government Agencies & Obligations	$235,060,764	—	$235,060,764	—
U.S. Government Agencies — Mortgage-Backed Securities	43,575,209	—	43,575,209	—
Collateralized Mortgage Obligation	1,710,699	—	1,710,699	—
Short-Term Investments
U.S. Government Obligations	12,233,206	—	12,233,206	—
Investment Company	4,054,346	$4,054,346	—	—

Total Short-Term Investments	16,287,552	4,054,346	12,233,206	—

Total	$296,634,224	$4,054,346	$292,579,878	—

Liabilities:
Futures	$(884,946)	$(884,946)	—	—
Interest Rate Swap	(866,771)	—	$(866,771)	—

Total	$(1,751,717)	$(884,946)	$(866,771)	—

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Fund recognizes transfers between the Levels as of the end of the period. As of August 31, 2010, the Fund did not have any investments transfer between valuation levels.
Valuation of Investments — (1) Certain portfolio securities may be valued by an outside pricing service approved by the Fund’s Trustees. The prices provided by a pricing service take into account broker dealer market price quotations for trading in similar groups of securities, security quality, maturity, coupon and other security characteristics as well as any developments related to the specific securities; (2) portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and ask price; (3) when market quotations are not readily available including circumstances under which Morgan Stanley Investment Advisors Inc. (the “Investment Adviser”) determines that the market quotations are not reflective of a security’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees; (4) futures are valued at the latest price published by the commodities exchange on which they trade; (5) swaps are marked-to-market daily based upon quotations from market makers; (6) investments in open-end mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day; and (7) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost, which approximates market value.

Item 2. Controls and Procedures.
(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.
(b) There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.
Item 3. Exhibits.
(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Morgan Stanley Limited Duration U.S. Government Trust

/s/ Sara Furber Sara Furber
Principal Executive Officer
October 19, 2010
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Sara Furber Sara Furber
Principal Executive Officer
October 19, 2010

/s/ Francis Smith Francis Smith
Principal Financial Officer
October 19, 2010